UNCERTAIN TAX POSITION (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Other Income Tax Expense (Benefit), Continuing Operations	$ 8,231,511	$ 6,817,587
Taxes Payable, Current	4,263,289	$ 3,074,635
Domestic Tax Authority [Member]
Taxes Payable, Current	$ 8,231,511